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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466


                   	  	 Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                            Pioneer Fund
                  Schedule of Investments  9/30/08

 Shares                                                      Value
           Common Stocks - 98.8 %
           Energy - 8.2 %
           Integrated Oil & Gas - 6.3 %
2,504,691  Chevron Corp.                                  $206,586,914
1,010,329  Exxon Mobil Corp.                               78,462,150
650,000    Royal Dutch Shell Plc (A.D.R.)                  38,356,500
1,450,000  Marathon Oil Corp.                              57,811,500
                                                          $381,217,064
           Oil & Gas Exploration & Production - 1.9 %
1,125,502  Apache Corp. (b)                               $117,367,349
           Total Energy                                   $498,584,413
           Materials - 6.9 %
           Aluminum - 1.1 %
2,806,824  Alcoa, Inc. (b)                                $63,378,086
           Diversified Chemical - 1.4 %
1,276,700  Dow Chemical Co.                               $40,573,526
1,090,474  E.I. du Pont de Nemours and Co. (b)             43,946,102
                                                          $84,519,628
           Diversified Metals & Mining - 2.9 %
640,000    Freeport-McMoRan Copper & Gold, Inc. (Class B) $36,384,000
1,600,000  Rio Tinto Plc                                   98,732,071
980,000    Teck Cominco (Class B) (b)                      28,537,600
468,800    Xstrata Plc                                     14,301,729
                                                          $177,955,400
           Industrial Gases - 0.9 %
507,700    Air Products & Chemicals, Inc.                 $34,772,373
300,000    Praxair, Inc.                                   21,522,000
                                                          $56,294,373
           Specialty Chemicals - 0.6 %
787,300    Ecolab, Inc. (b)                               $38,199,796
           Total Materials                                $420,347,283
           Capital Goods - 10.8 %
           Aerospace & Defense - 3.4 %
1,254,200  General Dynamics Corp.                         $92,334,204
300,000    Honeywell International, Inc.                   12,465,000
1,669,200  United Technologies Corp.                       100,252,152
                                                          $205,051,356
           Construction & Farm Machinery & Heavy Trucks - 4.2 %
1,064,400  Caterpillar, Inc.                              $63,438,240
1,591,900  Deere & Co. (b)                                 78,799,050
2,996,250  PACCAR, Inc. (b)                                114,426,788
                                                          $256,664,078
           Electrical Component & Equipment - 1.2 %
1,120,600  Emerson Electric Co.                           $45,709,274
654,100    Rockwell International Corp. (b)                24,424,094
                                                          $70,133,368
           Industrial Conglomerates - 1.4 %
665,200    3M Co.                                         $45,439,812
1,532,300  General Electric Co.                            39,073,650
                                                          $84,513,462
           Industrial Machinery - 0.6 %
350,000    Illinois Tool Works, Inc. (b)                  $15,557,500
379,950    Parker Hannifin Corp. (b)                       20,137,350
                                                          $35,694,850
           Total Capital Goods                            $652,057,114
           Transportation - 5.5 %
           Railroads - 5.5 %
766,500    Burlington Northern, Inc.                      $70,847,595
1,300,000  Canadian National Railway Co. (b)               62,179,000
2,993,600  Norfolk Southern Corp.                          198,206,256
                                                          $331,232,851
           Total Transportation                           $331,232,851
           Automobiles & Components - 2.2 %
           Auto Parts & Equipment - 2.2 %
500,000    BorgWarner, Inc.                               $16,385,000
3,858,000  Johnson Controls, Inc. (b)                      117,013,140
                                                          $133,398,140
           Total Automobiles & Components                 $133,398,140
           Consumer Durables & Apparel - 0.6 %
           Apparel, Accessories & Luxury Goods - 0.6 %
1,400,000  Coach, Inc. *                                  $35,056,000
           Total Consumer Durables & Apparel              $35,056,000
           Media - 4.5 %
           Movies & Entertainment - 0.5 %
1,079,200  The Walt Disney Co. (b)                        $33,120,648
           Publishing - 4.0 %
3,494,400  John Wiley & Sons, Inc., Class A Shares        $141,348,480
3,121,800  McGraw-Hill Co., Inc.                           98,680,098
                                                          $240,028,578
           Total Media                                    $273,149,226
           Retailing - 4.6 %
           Department Stores - 1.5 %
1,028,200  J.C. Penney Co., Inc.                          $34,280,188
1,880,100  Nordstrom, Inc. (b)                             54,184,482
                                                          $88,464,670
           General Merchandise Stores - 1.8 %
2,284,700  Target Corp. (b)                               $112,064,535
           Home Improvement Retail - 0.9 %
2,315,200  Lowe's Companies, Inc.                         $54,847,088
           Specialty Stores - 0.4 %
1,100,000  Staples, Inc.                                  $24,750,000
           Total Retailing                                $280,126,293
           Food & Drug Retailing - 3.0 %
           Drug Retail - 2.1 %
1,213,800  CVS/Caremark Corp.                             $40,856,508
2,854,500  Walgreen Co.                                    88,375,320
                                                          $129,231,828
           Food Distributors - 0.9 %
1,732,400  Sysco Corp. (b)                                $53,409,892
           Total Food & Drug Retailing                    $182,641,720
           Food, Beverage & Tobacco - 9.8 %
           Packaged Foods & Meats - 7.0 %
1,716,000  Campbell Soup Co.                              $66,237,600
910,600    General Mills, Inc.                             62,576,432
1,506,750  H.J. Heinz Co., Inc.                            75,292,298
1,925,000  Hershey Foods Corp. (b)                         76,114,500
676,500    Kellogg Co.                                     37,951,650
2,500,000  Kraft Foods, Inc.                               81,875,000
600,000    Nestle SA                                       25,730,682
                                                          $425,778,162
           Soft Drinks - 2.8 %
1,000,000  Coca-Cola Co. (b)                              $52,880,000
1,648,890  PepsiCo, Inc.                                   117,516,390
                                                          $170,396,390
           Total Food, Beverage & Tobacco                 $596,174,552
           Household & Personal Products - 2.6 %
           Household Products - 2.1 %
303,300    Clorox Co.                                     $19,013,877
1,434,200  Colgate-Palmolive Co.                           108,066,970
                                                          $127,080,847
           Personal Products - 0.5 %
581,300    Estee Lauder Co.                               $29,012,683
           Total Household & Personal Products            $156,093,530
           Health Care Equipment & Services - 6.5 %
           Health Care Equipment - 6.5 %
1,540,300  Becton, Dickinson & Co.                        $123,624,478
952,600    C. R. Bard, Inc. (b)                            90,373,162
1,073,100  Medtronic, Inc. (b)                             53,762,310
1,512,100  St. Jude Medical, Inc. *                        65,761,229
900,000    Zimmer Holdings, Inc. *                         58,104,000
                                                          $391,625,179
           Total Health Care Equipment & Services         $391,625,179
           Pharmaceuticals & Biotechnology - 7.4 %
           Pharmaceuticals - 7.4 %
1,599,700  Abbott Laboratories (b)                        $92,110,726
1,003,000  Barr Pharmaceuticals, Inc. * (b)                65,495,900
1,099,300  Eli Lilly & Co.                                 48,402,179
975,403    Merck & Co., Inc.                               30,783,719
2,800,000  Pfizer, Inc.                                    51,632,000
389,800    Roche Holdings AG                               60,518,795
3,542,800  Schering-Plough Corp.                           65,435,516
750,000    Teva Pharmaceutical Industries, Ltd. (b)        34,342,500
                                                          $448,721,335
           Total Pharmaceuticals & Biotechnology          $448,721,335
           Banks - 4.5 %
           Diversified Banks - 3.0 %
2,480,307  U.S. Bancorp (b)                               $89,340,658
2,455,400  Wells Fargo & Co. (b)                           92,151,162
                                                          $181,491,820
           Regional Banks - 1.5 %
1,155,300  SunTrust Banks, Inc. (b)                       $51,976,947
939,500    Zions Bancorporation (b)                        36,358,650
                                                          $88,335,597
           Total Banks                                    $269,827,417
           Diversified Financials - 3.6 %
           Asset Management & Custody Banks - 1.9 %
420,000    Franklin Resources, Inc.                       $37,014,600
1,085,728  T. Rowe Price Associates, Inc. (b)              58,314,451
666,500    The Bank of New York Mellon., Corp              21,714,570
                                                          $117,043,621
           Consumer Finance - 0.7 %
1,126,500  American Express Co. (b)                       $39,911,895
           Diversified Financial Services - 1.0 %
1,000,000  Bank of America Corp. (b)                      $35,000,000
500,000    J.P. Morgan Chase & Co.                         23,350,000
                                                          $58,350,000
           Total Diversified Financials                   $215,305,516
           Insurance - 3.3 %
           Life & Health Insurance - 1.2 %
229,500    Aflac, Inc.                                    $13,483,125
1,100,900  MetLife, Inc. (b)                               61,650,400
                                                          $75,133,525
           Property & Casualty Insurance - 2.1 %
2,348,400  Chubb Corp.                                    $128,927,160
           Total Insurance                                $204,060,685
           Software & Services - 2.6 %
           Application Software - 0.8 %
1,240,400  Adobe Systems, Inc. * (b)                      $48,958,588
           Data Processing & Outsourced Services - 1.8 %
1,159,200  Automatic Data Processing, Inc. (b)            $49,555,800
552,800    DST Systems, Inc. * (b)                         30,951,272
551,250    Fiserv, Inc. * (b)                              26,085,150
                                                          $106,592,222
           Total Software & Services                      $155,550,810
           Technology Hardware & Equipment - 6.3 %
           Communications Equipment - 2.2 %
1,850,000  Cisco Systems, Inc. * (b)                      $41,736,000
1,200,000  Corning, Inc.                                   18,768,000
3,978,600  Nokia Corp. (A.D.R.)                            74,200,890
                                                          $134,704,890
           Computer Hardware - 2.6 %
1,897,400  Dell, Inc. *                                   $31,269,152
2,726,211  Hewlett-Packard Co. (b)                         126,059,997
                                                          $157,329,149
           Computer Storage & Peripherals - 0.3 %
1,520,500  EMC Corp. * (b)                                $18,185,180
           Office Electronics - 1.2 %
1,865,850  Canon, Inc. (A.D.R.) (b)                       $70,435,838
           Total Technology Hardware & Equipment          $380,655,057
           Semiconductors - 2.7 %
           Semiconductor Equipment - 0.6 %
2,496,500  Applied Materials, Inc.                        $37,772,045
           Semiconductors - 2.1 %
3,511,300  Intel Corp.                                    $65,766,649
2,753,500  Texas Instruments, Inc.                         59,200,250
                                                          $124,966,899
           Total Semiconductors                           $162,738,944
           Telecommunication Services - 2.0 %
           Integrated Telecommunication Services - 2.0 %
2,663,867  AT&T Corp.                                     $74,375,167
1,026,306  Verizon Communications, Inc.                    32,934,160
1,029,109  Windstream Corp.                                11,258,452
                                                          $118,567,779
           Total Telecommunication Services               $118,567,779
           Utilities - 1.4 %
           Electric Utilities - 1.0 %
49,115     FirstEnergy Corp.                              $ 3,290,214
152,862    PPL Corp.                                        7,227,711
1,112,400  Southern Co. (b)                                41,926,356
                                                          $52,444,281
           Multi-Utilities - 0.4 %
745,100    Public Service Enterprise Group, Inc.          $24,431,826
           Total Utilities                                $76,876,107
           TOTAL COMMON STOCKS
Principal  (Cost  $3,958,026,955)                         $5,982,789,951
 Amount
           Temporary Cash Investments - 13.3 %
           Repurchase Agreements - 0.5 %
5,825,000  Bank of America, 0.5%, dated 9/30/08, repurchase price of $5,825,000 plus accrued interest on 10/1/08 collateralized by the following:

           $2,746,177 U.S. Treasury Bill, 0.0%, 1/15/09
           $3,045,202 U.S. Treasury Note, 3.875%, 5/15/10 $ 5,825,000

5,825,000  Bank of America, 1.80%, dated 9/30/08, repurcha
           of $5,825,000 plus accrued interest on 10/1/08 collateralized by
           $6,442,664 Freddie Mac Giant, 5.5%, 1/1/38       5,825,000

5,835,000  Barclays Plc, 2.25%, dated 9/30/08, repurchase
           of $5,835,000 plus accrued interest on 10/1/08 collateralized by the following:

           $7,140,212 Federal National Mortgage Association, 5.0%, 3/1/21 -
2/1/36
           $867,066 Freddi Mac Giant, 5.0%, 8/1/36          5,835,000

5,835,000  Deutsche Bank, 2.25%, dated 9/30/08, repurchase
           of $5,980,000 plus accrued interest on 10/1/08 collateralized by the following:

           $2,591,566 Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
           $101,780 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37
           $312,929 Federal National Mortgage Association (ARM), 4.574-5.502%, 10/1/15-5/1/36
           $5,505,958 Federal National Mortgage Association 5,835,000

5,825,000  JP Morgan Chase & Co., 1.70%, dated 9/30/08, re
           of $5,825,000 plus accrued interest on 10/1/08 collateralized by $6,787,563 Federal National Mortgage Association 5,825,000
                                                          $29,145,000
           Security Lending Collateral - 12.8%
           Certificates of Deposit:
13,458,819 Citibank, 2.73%, 10/30/08                      $13,458,819
13,458,819 Abbey National Plc, 3.15%, 8/13/09              13,458,819
13,465,195 Banco Santander NY, 3.09%, 12/22/08             13,465,195
13,455,633 Bank of Nova Scotia, 3.18%, 5/5/09              13,455,633
4,843,714  Bank of Scotland NY, 2.89%, 11/4/08              4,843,714
21,492,837 Bank of Scotland NY, 3.03%, 6/5/09              21,492,837
24,225,873 Barclays Bank, 3.18%, 5/27/09                   24,225,873
26,917,637 BNP Paribas NY,  2.72% 11/3/08                  26,917,637
2,688,137  Calyon NY, 2.69%, 1/16/09                        2,688,137
1,585,749  Calyon NY, 2.69%, 1/16/09                        1,585,749
24,225,873 DNB NOR Bank ASA NY, 2.9%, 6/8/09               24,225,873
24,656,556 Intesa SanPaolo S.p.A., 2.72%, 5/22/09          24,656,556
1,557,115  NORDEA NY, 2.72%, 4/9/09                         1,557,115
1,291,166  NORDEA NY, 2.73%, 12/1/08                        1,291,166
20,188,228 Royal Bank of Canada NY, 3.0%, 8/7/09           20,188,228
13,458,819 Bank of Scotland NY, 3.06%, 3/5/09              13,458,819
8,076,790  Bank of Scotland NY, 2.96%, 11/3/08              8,076,790
26,917,637 Societe Generale, 3.28%, 9/4/09                 26,917,637
2,687,850  Skandinavian Enskilda Bank NY, 3.06%, 2/13/09    2,687,850
24,225,873 Svenska Bank NY, 2.7%, 7/8/09                   24,225,873
8,075,291  Toronto Dominion Bank NY, 2.75%, 11/5/08         8,075,291
13,458,819 Wachovia Corp., 2.79%, 10/30/08                 13,458,819
2,690,432  Wachovia Corp., 2.85%, 10/28/08                  2,690,432
                                                          $307,102,859
           Commercial Paper:
26,433,120 American Honda Finance Corp., 2.92%, 7/14/09   $26,433,120
26,848,810 ANZ Bank, 2.64%, 11/5/08                        26,848,810
26,917,637 Commonwealth Bank Australia, 3.02%, 7/16/09     26,917,637
2,683,359  Dexdel, 2.7%, 11/10/08                           2,683,359
26,788,567 JP Morgan Chase & Co., 1.42%, 12/3/08           26,788,567
2,684,781  Met Life, Inc., 2.7%, 11/3/08                    2,684,781
8,074,642  John Deere Capital Corp., 2.82%, 12/12/08        8,074,642
26,917,637 HSBC USA, Inc., 3.2%, 8/14/09                   26,917,637
26,917,637 Monumental Global Funding, Ltd., 3.2%, 8/17/09  26,917,637
24,225,873 New York Life Global, 2.98%, 9/4/09             24,225,873
2,562,793  Bank Bovespa NY, 2.79%, 3/12/09                  2,562,793
12,111,528 General Electric Capital Corp., 4.24%, 1/5/09   12,111,528
13,455,624 General Electric Capital Corp., 2.82%, 3/16/09  13,455,624
13,458,819 CME Group, Inc., 3.0%, 8/6/09                   13,458,819
4,978,208  IBM, 3.18%, 2/13/09                              4,978,208
13,458,819 IBM, 3.18%, 6/26/09                             13,458,819
24,225,873 Met Life Global Funding, 3.19%, 6/12/09         24,225,873
13,452,145 Macquarie Bank, Ltd., 2.55%, 10/8/08            13,452,145
13,452,145 Macquarie Bank, Ltd., 2.55%, 10/8/08            13,452,145
26,917,637 U.S. Bank, 2.912%, 8/24/09                      26,917,637
22,879,992 Westpac Banking Corp., 3.74%, 6/1/09            22,879,992
                                                          $359,445,646
           Tri-party Repurchase Agreements:
53,835,274 ABN Amro, 1.85%, 10/1/08                       $53,835,274
30,134,295 Barclays Capital Markets, 2.11%, 9/2/08         30,134,295
22,415,931 Deutsche Bank, 2.0%, 10/1/08                    22,415,931
                                                          $106,385,500
           Other:
2,983,211  ABS CFAT 2008-A A1, 3.005%, 4/27/09            $ 2,983,211
           Total Securities Lending Collateral            $775,917,217

           Total Temporary Cash Investments
           (Cost  $805,062,217)                           $805,062,217

           TOTAL INVESTMENT IN SECURITIES - 112.0%
           (Cost  $4,763,089,172)                         $6,787,852,168

           OTHER ASSETS AND LIABILITIES - (12.0)%         $(729,783,055)

           TOTAL NET ASSETS - 100.0%                      $6,058,069,113


(A.D.R.)   American Depositary Receipt.

       *   Non-income producing security.

     (a) At September 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $4,763,089,172 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost      $2,367,928,249

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value       (315,933,506)

           Net unrealized gain                            $2,051,994,743

     (b)   At September 30, 2008, the following securities were out on loan:

  Shares                     Description                       Value
  174,600  Abbott Laboratories                            $10,053,468
1,203,500  Adobe Systems, Inc. *                           47,502,145
  882,000  Alcoa, Inc.                                     19,915,560
1,115,200  American Express Co.                            39,511,536
      500  Apache Corp.                                        52,140
   13,800  Automatic Data Processing, Inc.                    589,950
   93,000  Bank of America Corp.                            3,255,000
    9,000  C. R. Bard, Inc.                                   853,830
   15,000  Barr Pharmaceuticals, Inc. *                       979,500
  155,100  Canadian National Railway Co.                    7,418,433
  246,600  Canon, Inc. (A.D.R.)                             9,309,150
    1,333  Cisco Systems, Inc. *                               30,072
   95,000  Coca-Cola Co.                                    5,023,600
   22,000  Deere & Co.                                      1,089,000
  542,200  DST Systems, Inc. *                             30,357,778
   55,000  E.I. du Pont de Nemours and Co.                  2,216,500
  427,900  Ecolab, Inc.                                    20,761,708
   90,000  EMC Corp. *                                      1,076,400
  441,100  Fiserv, Inc. *                                  20,872,852
  228,000  Freeport-McMoRan Copper & Gold, Inc. (Class B)  12,961,800
1,676,600  Hershey Foods Corp.                             66,292,764
  150,000  Hewlett-Packard Co.                              6,936,000
    1,000  Illinois Tool Works, Inc.                           44,450
    7,000  Johnson Controls, Inc.                             212,310
   50,000  Medtronic, Inc.                                  2,505,000
   20,000  MetLife, Inc.                                    1,120,000
1,510,700  Nordstrom, Inc.                                 43,538,374
  295,900  PACCAR, Inc.                                    11,300,421
   12,000  Parker Hannifin Corp.                              636,000
   16,600  Rockwell International Corp.                       619,844
  260,500  Southern Co.                                     9,818,245
  895,000  SunTrust Banks, Inc.                            40,266,050
    6,000  Sysco Corp.                                        184,980
  872,700  T. Rowe Price Associates, Inc.                  46,872,717
   14,000  Target Corp.                                       686,700
  353,000  Teck Cominco (Class B)                          10,279,360
  742,200  Teva Pharmaceutical Industries, Ltd.            33,985,338
1,139,000  U.S. Bancorp                                    41,026,780
  699,200  The Walt Disney Co.                             21,458,448
  568,000  Wells Fargo & Co.                               21,317,040
  930,100  Zions Bancorporation                            35,994,870
           Total                                          $628,926,113

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September
               30, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investments   Other Financial
                                              in Securities     Instruments
Level 1 - Quoted Prices                         $5,982,789,951      0
Level 2 - Other Significant Observable Inputs      805,062,217      0
Level 3 - Significant Unobservable Inputs                    0      0
Total                                           $6,787,852,168      0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.